Amounts Due to Directors (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Mr. Lam [Member]
Amounts Due to Directors [Line Items]
Amounts due to directors	$ 32,274	$ 357,584
Miss Kwan [Member]
Amounts Due to Directors [Line Items]
Amounts due to directors	$ 5,821